UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Fl.
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Fl.
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2015

Date of reporting period:	6/30/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SEMIANNUAL REPORT • JUNE 30, 2015

Objective

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

August 14, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short-Term Corporate Bond Fund, Inc. informative and useful. The report covers performance for the six-month period that ended on June 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short-Term Corporate Bond Fund, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 6/30/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	0.92%	0.71%	13.91%	47.63%	—
Class B	0.54	–0.04	9.74	36.90	—
Class C	0.54	–0.04	9.74	38.74	—
Class Q	1.10	1.11	N/A	N/A	7.82% (3/2/12)
Class R	0.80	0.46	12.50	44.13	—
Class Z	1.05	0.97	15.38	51.50	—
Barclays 1–5 Year US Credit Index	1.04	1.29	15.84	49.63	—
Lipper Short/Int. Inv.-Grade Debt Funds Average	0.75	0.61	13.64	40.99	—

Average Annual Total Returns (With Sales Charges) as of 6/30/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–2.56%	1.96%	3.63%	—
Class B		–2.99	1.88	3.19	—
Class C		–1.02	1.88	3.33	—
Class Q		1.11	N/A	N/A	2.29% (3/2/12)
Class R		0.46	2.38	3.72	—
Class Z		0.97	2.90	4.24	—
Barclays 1–5 Year US Credit Index		1.29	2.98	4.11	—
Lipper Short/Int. Inv.-Grade Debt Funds Average		0.61	2.57	3.46	—

Source: Prudential Investments LLC and Lipper, Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum Initial Sales Charge	3.25% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	.50% on sales of $1 million or more made within 18 months of purchase	3% (Yr. 1) 2% (Yr. 2) 1% (Yr. 3) 1% (Yr. 4) 0% (Yr. 5)	1% on sales made within 12 months of purchase	None	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays 1–5 Year US Credit Index

The Barclays 1–5 Year US Credit Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class Q shares through 6/30/15 is 7.83%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 6/30/15 is 2.29%.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 6/30/15 is 5.86%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 6/30/15 is 1.71%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Distributions and Yields as of 6/30/15
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.14	1.43%
Class B	0.10	0.73
Class C	0.10	0.73
Class Q	0.16	1.82
Class R	0.13	1.23
Class Z	0.16	1.72

Credit Quality expressed as a percentage of total investments as of 6/30/15
AAA	10.8%
AA	5.8
A	41.0
BBB	39.4
BB	3.1
B	0.1
Not Rated*	0.0
Cash/Cash Equivalents	–0.2
Total Investments	100.0%

*Less than 0.05%.

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P, or Fitch. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2015, at the beginning of the period, and held through the six-month period ended June 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Short-Term Corporate Bond Fund, Inc.	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,009.20	0.77%	$3.84
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

Class B	Actual	$1,000.00	$1,005.40	1.52%	$7.56
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60

Class C	Actual	$1,000.00	$1,005.40	1.52%	$7.56
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60

Class Q	Actual	$1,000.00	$1,011.00	0.42%	$2.09
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

Class R	Actual	$1,000.00	$1,008.00	1.02%	$5.08
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

Class Z	Actual	$1,000.00	$1,010.50	0.52%	$2.59
	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended June 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.79%	0.77%
B	1.52	1.52
C	1.52	1.52
Q	0.42	0.42
R	1.27	1.02
Z	0.52	0.52

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2015 (Unaudited)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%

ASSET-BACKED SECURITIES 3.9%

Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.564%(a)		10/12/23	40,000	$39,910,640
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	1.629(a)		07/28/25	25,000	24,992,500
Atrium X CLO (Cayman Islands), Series 2015-10A, Class A, 144A	1.396(a)		07/16/25	40,000	39,552,532
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	—	(a)(i)	07/18/27	11,000	10,972,500
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	—	(a)(i)	07/20/27	45,000	44,743,500
Marea CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	—	(a)(i)	10/15/23	25,000	25,000,000
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A	1.785(a)		10/15/26	5,000	4,982,418
Series 2015-9A, Class A1A, 144A	1.739(a)		07/15/27	26,000	25,927,200
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	—	(a)(i)	07/20/27	35,000	34,933,500
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	—	(a)(i)	07/20/27	40,000	39,960,000
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	—	(a)(i)	07/20/27	45,000	44,932,500
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.676(a)		11/07/25	25,000	24,929,870

TOTAL ASSET-BACKED SECURITIES (cost $360,750,750)					360,837,160

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.7%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.732(a)		04/10/49	15,983	16,885,966
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736		06/11/50	1,221	1,220,442
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A3	5.899(a)		12/10/49	369	368,789
Series 2015-GC27, Class A2	2.687		02/10/48	15,000	15,267,645
Series 2015-GC27, Class A3	3.061		02/10/48	12,750	12,891,449
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199		08/15/48	5,629	5,884,207

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust,
Series 2012-CR4, Class A2	1.801%	10/15/45	3,200	$3,218,390
Series 2014-CR18, Class A3	3.528	07/15/47	7,400	7,698,671
Series 2014-CR19, Class A3	3.530	08/10/47	14,824	15,415,463
Series 2014-CR21, Class A2	3.095	12/10/47	20,850	21,678,746
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	28,311,327
Series 2015-DC1, Class A3	3.219	02/10/48	20,000	20,372,140
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642	08/10/44	11,648	11,855,726
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.449(a)	03/10/44	9,154	9,255,863
GS Mortgage Securities Corp. II,
Series 2013-GC12, Class A2	2.011	06/10/46	20,000	20,169,240
Series 2013-GC14, Class A3	3.526	08/10/46	17,475	18,293,424
GS Mortgage Securities Trust,
Series 2014-GC20, Class A3	3.680	04/10/47	19,000	19,904,457
Series 2014-GC22, Class A3	3.516	06/10/47	20,000	20,795,440
Series 2014-GC24, Class A3	3.342	09/10/47	10,000	10,273,110
Series 2015-GC28, Class A3	3.307	02/10/48	8,225	8,401,344
JPMMB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A3	3.435	08/15/47	15,000	15,548,685
Series 2015-C28, Class A2	2.773	10/15/48	19,754	20,175,787
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475	12/15/47	7,000	7,006,062
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class A3	6.136(a)	02/15/51	177	176,832
Series 2012-C8, Class A2	1.797	10/15/45	20,000	20,138,620
Series 2013-C10, Class A3	2.682	12/15/47	22,445	22,696,047
Series 2013-C13, Class A3	3.525	01/15/46	10,000	10,463,720
Series 2013-C16, Class A2	3.070	12/15/46	15,000	15,563,625
Series 2014-C20, Class A3	3.472	07/15/47	20,000	20,752,360
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.865(a)	05/12/39	15,000	15,317,265
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3	5.172	12/12/49	12,686	13,184,142
Series 2007-6, Class A2	5.331	03/12/51	5,245	5,300,791
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533	12/10/45	31,000	31,174,096

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class A4	5.896%(a)	05/15/43	7,427	$7,544,342
Series 2006-C25, Class A5	5.896(a)	05/15/43	10,000	10,257,170
Series 2006-C26, Class A3	6.011(a)	06/15/45	10,500	10,795,659
Series 2006-C27, Class A1A	5.749(a)	07/15/45	31,149	32,231,464
Series 2006-C28, Class A1A	5.559	10/15/48	14,610	15,240,041
Series 2006-C28, Class A4	5.572	10/15/48	13,040	13,532,702
Series 2007-C30, Class A3	5.246	12/15/43	1,613	1,633,732
Series 2007-C34, Class A1A	5.608(a)	05/15/46	18,917	19,958,401
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531	07/15/46	10,000	10,453,400
Series 2015-LC20, Class A3	3.086	04/15/50	16,633	16,760,276
Series 2015-NXS1, Class A3	3.058	05/15/48	5,791	5,828,335

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $623,322,387)				609,895,393

CORPORATE BONDS 87.1%

Aerospace & Defense 0.5%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	5.200	08/15/15	7,000	7,031,556
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	4.750	04/15/19	7,150	6,953,375
Exelis, Inc., Gtd. Notes	4.250	10/01/16	5,000	5,160,070
Harris Corp.,
Sr. Unsec’d. Notes(b)	1.999	04/27/18	3,445	3,434,965
Sr. Unsec’d. Notes	2.700	04/27/20	8,270	8,164,359
L-3 Communications Corp., Gtd. Notes	1.500	05/28/17	2,705	2,686,427
Textron, Inc., Sr. Unsec’d. Notes	4.625	09/21/16	14,650	15,237,524

				48,668,276

Airlines 1.0%
American Airlines,
Series 2013-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.000	07/15/25	2,540	2,572,100
Series 2013-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950	01/15/23	24,549	26,083,394
Continental Airlines, Inc.,
Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648	09/15/17	1,285	1,325,355

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.820%	05/01/18	3,208	$3,424,159
Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545	02/02/19	2,295	2,513,958
Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.703	06/15/21	305	324,128
Series 2001-1, Class B, Pass-Through Trust, Pass-Through Certificates	7.373	12/15/15	80	81,269
Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983	04/19/22	14,788	16,489,133
Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250	11/10/19	3,739	4,328,184
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750	01/12/21	2,941	3,125,205
Delta Air Lines, Inc.,
Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821	08/10/22	5,144	5,902,226
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200	07/02/18	3,464	3,749,329
Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950	05/23/19	13,689	14,510,074
Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300	04/15/19	1,411	1,516,554
Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750	05/07/20	8,837	9,455,505

				95,400,573

Automotive 4.0%
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes	2.125	10/10/18	3,750	3,806,775
Sr. Unsec’d. Notes, 144A	1.600	02/16/18	6,055	6,072,596
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	1.875	01/11/18	6,802	6,816,822
Gtd. Notes, 144A	2.250	03/02/20	10,125	10,002,447
Gtd. Notes, 144A(b)	2.375	08/01/18	15,000	15,208,710
Gtd. Notes, 144A	2.950	01/11/17	8,270	8,473,029
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	1.700	05/09/16	10,911	10,925,217

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Sr. Unsec’d. Notes	2.145%	01/09/18	11,610	$11,657,798
Sr. Unsec’d. Notes	2.375	01/16/18	14,300	14,432,933
Sr. Unsec’d. Notes(b)	2.375	03/12/19	19,450	19,387,293
Sr. Unsec’d. Notes	2.459	03/27/20	17,930	17,620,474
Sr. Unsec’d. Notes	3.984	06/15/16	24,348	24,917,086
Sr. Unsec’d. Notes	4.250	02/03/17	14,520	15,091,769
Sr. Unsec’d. Notes	5.000	05/15/18	45,956	49,406,744
Sr. Unsec’d. Notes	5.625	09/15/15	12,980	13,097,845
Sr. Unsec’d. Notes	6.625	08/15/17	2,000	2,194,166
General Motors Co., Sr. Unsec’d. Notes(b)	3.500	10/02/18	39,500	40,784,145
General Motors Financial Co., Inc.,
Gtd. Notes(b)	3.150	01/15/20	14,815	14,884,423
Gtd. Notes(b)	3.250	05/15/18	6,975	7,133,639
Gtd. Notes	4.750	08/15/17	16,500	17,412,681
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A(b)	2.400	09/15/19	18,145	18,335,414
Gtd. Notes, MTN, 144A	2.700	03/15/17	12,210	12,483,663
Gtd. Notes, MTN, 144A	3.875	03/15/16	9,100	9,285,458
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	2.375	03/22/17	10,050	10,226,337
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000	04/29/20	7,000	6,991,250

				366,648,714

Banking 24.2%
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750	11/18/19	10,000	9,925,000
American Express Co.,
Jr. Sub. Notes(b)	4.900(a)	12/29/49	9,330	9,038,904
Jr. Sub. Notes(b)	5.200(a)	12/31/49	2,560	2,541,056
Sr. Unsec’d. Notes	0.874(a)	05/22/18	2,000	1,993,744
Sr. Unsec’d. Notes(b)	7.000	03/19/18	19,920	22,591,332
American Express Credit Corp.,
Sr. Unsec’d. Notes	2.125	07/27/18	9,190	9,296,016
Sr. Unsec’d. Notes	2.250	08/15/19	8,850	8,864,903
Bank of America Corp.,
Jr. Sub. Notes, Series K(b)	8.000(a)	12/29/49	10,601	11,184,055
Jr. Sub. Notes, Series M	8.125(a)	12/31/49	10,000	10,612,500
Jr. Sub. Notes, Series V(b)	5.125(a)	12/31/49	15,000	14,696,250

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	2.000%	01/11/18	35,235	$35,350,465
Sr. Unsec’d. Notes	2.600	01/15/19	47,055	47,567,429
Sr. Unsec’d. Notes(b)	2.650	04/01/19	20,320	20,560,731
Sr. Unsec’d. Notes(b)	5.625	10/14/16	7,144	7,530,133
Sr. Unsec’d. Notes	5.650	05/01/18	5,000	5,492,540
Sr. Unsec’d. Notes(b)	5.750	12/01/17	30,860	33,618,236
Sr. Unsec’d. Notes	6.000	09/01/17	47,395	51,573,533
Sr. Unsec’d. Notes, MTN	6.500	08/01/16	5,000	5,274,370
Sub. Notes	5.750	08/15/16	10,000	10,471,510
Bank of America NA,
Sub. Notes	5.300	03/15/17	10,500	11,121,222
Sub. Notes	6.000	06/15/16	10,000	10,435,540
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	20,200	20,191,375
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	2.500	02/20/19	6,300	6,342,021
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.750	11/08/19	13,315	13,219,079
Sr. Unsec’d. Notes	2.875	06/08/20	15,445	15,335,588
BB&T Corp.,
Sr. Unsec’d. Notes, MTN	1.450	01/12/18	6,300	6,273,546
Sr. Unsec’d. Notes, MTN	2.050	06/19/18	4,875	4,928,430
BPCE SA (France), Gtd. Notes, MTN(b)	2.500	07/15/19	10,000	10,080,620
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.150	11/21/18	3,675	3,670,686
Sr. Unsec’d. Notes	2.300	06/05/19	11,125	11,041,652
Sr. Unsec’d. Notes(b)	2.400	09/05/19	12,135	12,026,986
Sub. Notes	8.800	07/15/19	7,995	9,807,650
Capital One Financial Corp.,
Sr. Unsec’d. Notes(b)	2.450	04/24/19	12,075	12,076,256
Sr. Unsec’d. Notes	3.150	07/15/16	20,250	20,630,943
Sr. Unsec’d. Notes	5.250	02/21/17	11,913	12,643,029
Sr. Unsec’d. Notes	6.750	09/15/17	32,225	35,662,731
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.700	04/27/18	20,000	19,871,440
Sr. Unsec’d. Notes(b)	2.500	09/26/18	10,245	10,360,379
Sr. Unsec’d. Notes(b)	2.500	07/29/19	19,810	19,839,061
Sr. Unsec’d. Notes(b)	2.550	04/08/19	23,100	23,292,400
Sr. Unsec’d. Notes(b)	4.450	01/10/17	29,000	30,298,040

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	6.125%	05/15/18	7,780	$8,681,780
Sr. Unsec’d. Notes(b)	8.500	05/22/19	15,000	18,295,455
Sub. Notes(b)	5.500	02/15/17	6,000	6,374,586
Compass Bank, Sr. Unsec’d. Notes	1.850	09/29/17	13,155	13,139,214
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, GMTN(b)	1.375	05/26/17	14,800	14,789,018
Sr. Unsec’d. Notes, GMTN	2.300	05/28/19	37,895	37,829,176
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750	03/26/20	20,250	19,995,923
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes	1.700	04/27/18	8,230	8,172,645
Deutsche Bank AG London (Germany), Sr. Unsec’d. Notes	1.875	02/13/18	25,445	25,367,138
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/18	28,905	28,834,270
Discover Financial Services, Sr. Unsec’d. Notes	6.450	06/12/17	4,112	4,465,957
Fifth Third Bancorp,
Sr. Unsec’d. Notes	2.375	04/25/19	7,620	7,630,302
Sub. Notes	5.450	01/15/17	15,730	16,674,823
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes(b)	5.375(a)	12/31/49	9,610	9,493,719
Jr. Sub. Notes(b)	5.700(a)	12/31/49	9,925	9,960,730
Sr. Unsec’d. Notes	2.375	01/22/18	55,125	55,963,451
Sr. Unsec’d. Notes	2.550	10/23/19	19,500	19,545,708
Sr. Unsec’d. Notes(b)	2.600	04/23/20	15,000	14,924,835
Sr. Unsec’d. Notes	2.625	01/31/19	5,000	5,061,880
Sr. Unsec’d. Notes	2.900	07/19/18	16,050	16,427,624
Sr. Unsec’d. Notes	5.350	01/15/16	5,000	5,119,250
Sr. Unsec’d. Notes	5.375	03/15/20	10,000	11,135,200
Sr. Unsec’d. Notes	5.950	01/18/18	36,835	40,492,126
Sr. Unsec’d. Notes	6.150	04/01/18	24,250	26,963,090
Sr. Unsec’d. Notes, MTN	7.500	02/15/19	25,727	30,219,166
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500	05/15/18	15,000	14,897,490
HSBC USA, Inc.,
Sr. Unsec’d. Notes	2.625	09/24/18	9,855	10,067,188
Sub. Notes	4.875	08/24/20	12,865	14,238,712
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(b)	2.600	08/02/18	13,660	13,831,665

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes(b)	5.000%(a)	12/31/49	20,000	$19,575,000
Jr. Sub. Notes	7.900(a)	04/29/49	14,000	14,808,500
Sr. Unsec’d. Notes(b)	1.625	05/15/18	11,184	11,096,910
Sr. Unsec’d. Notes(b)	1.800	01/25/18	20,500	20,563,222
Sr. Unsec’d. Notes	2.000	08/15/17	8,875	8,965,010
Sr. Unsec’d. Notes(b)	2.200	10/22/19	15,705	15,566,623
Sr. Unsec’d. Notes(b)	2.250	01/23/20	25,350	24,911,039
Sr. Unsec’d. Notes(b)	3.150	07/05/16	38,725	39,509,181
Sr. Unsec’d. Notes	6.000	01/15/18	40,000	44,059,840
Sr. Unsec’d. Notes	6.300	04/23/19	65,200	74,694,620
KeyBank NA,
Sr. Unsec’d. Notes	1.650	02/01/18	10,425	10,432,558
Sr. Unsec’d. Notes	2.500	12/15/19	16,025	16,094,276
Lloyds TSB Bank PLC (United Kingdom),
Bank Gtd. Notes	1.750	05/14/18	20,260	20,239,659
Bank Gtd. Notes	2.300	11/27/18	5,850	5,911,840
Bank Gtd. Notes	4.200	03/28/17	9,975	10,468,413
Bank Gtd. Notes, MTN, 144A	5.800	01/13/20	24,810	28,345,251
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300	01/30/19	23,960	24,151,105
Merrill Lynch & Co, Inc.,
Sr. Unsec’d. Notes, MTN(b)	6.875	04/25/18	30,840	34,839,362
Sub. Notes	6.050	05/16/16	12,000	12,460,752
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A	1.850	03/21/18	5,750	5,758,315
Gtd. Notes, 144A	2.450	04/16/19	17,955	18,102,536
Morgan Stanley,
Jr. Sub. Notes(b)	5.450(a)	07/29/49	17,375	17,244,688
Jr. Sub. Notes(b)	5.550(a)	12/29/49	4,700	4,665,925
Sr. Unsec’d. Notes(b)	1.875	01/05/18	17,140	17,185,472
Sr. Unsec’d. Notes(b)	2.125	04/25/18	26,790	26,971,047
Sr. Unsec’d. Notes(b)	2.650	01/27/20	19,700	19,664,855
Sr. Unsec’d. Notes	4.750	03/22/17	10,000	10,549,460
Sr. Unsec’d. Notes	5.375	10/15/15	475	481,218
Sr. Unsec’d. Notes, MTN(b)	2.375	07/23/19	26,670	26,494,858
Sr. Unsec’d. Notes, MTN	5.450	01/09/17	4,550	4,821,635
Sr. Unsec’d. Notes, MTN	5.500	01/26/20	14,765	16,477,666
Sr. Unsec’d. Notes, MTN	5.550	04/27/17	14,875	15,941,374

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	5,498	$6,161,026
Sr. Unsec’d. Notes, MTN	5.750	10/18/16	5,257	5,556,386
Sr. Unsec’d. Notes, MTN(b)	6.250	08/28/17	11,493	12,595,891
Sr. Unsec’d. Notes, MTN	6.625	04/01/18	25,000	28,051,400
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A(b)	3.125	03/20/17	5,400	5,573,545
PNC Bank NA,
Sr. Unsec’d. Notes(b)	2.200	01/28/19	25,425	25,546,760
Sr. Unsec’d. Notes	2.250	07/02/19	29,850	29,752,003
PNC Funding Corp., Bank Gtd. Notes	5.250	11/15/15	5,006	5,087,788
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Bank Gtd. Notes	4.375	03/16/16	15,847	16,197,013
Sr. Unsec’d. Notes	2.550	09/18/15	4,135	4,146,562
Santander Bank NA, Sr. Unsec’d. Notes	2.000	01/12/18	12,785	12,783,133
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes	3.000	09/24/15	5,580	5,595,401
Sr. Unsec’d. Notes	4.625	04/19/16	3,055	3,131,164
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375	03/25/19	44,760	45,198,648
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes	1.500	01/18/18	20,270	20,226,886
Bank Gtd. Notes	1.800	07/18/17	19,221	19,357,315
Bank Gtd. Notes	2.450	01/10/19	8,680	8,774,465
Bank Gtd. Notes	2.450	01/16/20	7,110	7,126,161
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes	2.350	11/01/18	17,695	17,807,204
Sr. Unsec’d. Notes(b)	2.500	05/01/19	20,200	20,313,665
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes(b)	2.500	01/25/19	5,325	5,411,164
Synchrony Financial,
Sr. Unsec’d. Notes	1.875	08/15/17	7,025	7,022,092
Sr. Unsec’d. Notes	2.700	02/03/20	17,625	17,410,239
Sr. Unsec’d. Notes	3.000	08/15/19	10,115	10,186,999
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	2.375	08/14/19	25,410	25,407,993
Union Bank NA, Sr. Unsec’d. Notes	2.625	09/26/18	17,785	18,071,979
US Bancorp, Jr. Sub. Notes(b)	3.442	02/01/16	10,000	10,132,570
Wachovia Bank NA, Sub. Notes(b)	6.000	11/15/17	12,525	13,796,801

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Wells Fargo & Co.,
Jr. Sub. Notes	7.980%(a)	03/29/49		17,472	$18,935,280
Sr. Unsec’d. Notes(b)	2.125	04/22/19		23,975	24,069,150

					2,216,402,395

Brokerage 0.6%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200	07/25/18		3,950	4,007,429
Jefferies Group LLC, Sr. Unsec’d. Notes	3.875	11/09/15		4,150	4,184,906
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(c)	5.250	02/06/12	(d)	1,520	165,300
Sr. Unsec’d. Notes(c)	5.625	01/24/13	(d)	1,000	113,750
Sr. Unsec’d. Notes(c)	6.000	07/19/12	(d)	900	97,875
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes, GMTN(b)	2.750	03/19/19		32,025	32,320,943
Sr. Unsec’d. Notes, MTN	2.000	09/13/16		14,300	14,404,190

					55,294,393

Building Materials & Construction 0.4%
D.R. Horton, Inc., Gtd. Notes	3.625	02/15/18		11,000	11,206,250
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	1.382(a)	06/30/17		13,885	13,826,850
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125	01/15/16		4,072	4,178,466
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18		8,050	8,211,000

					37,422,566

Cable 2.0%
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A	2.625	09/16/19		4,900	4,866,827
Gtd. Notes, 144A	6.100	02/15/18		10,000	10,984,180
Comcast Corp.,
Gtd. Notes(b)	5.150	03/01/20		11,603	13,061,184
Gtd. Notes	6.500	01/15/17		8,673	9,381,411
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $4,505,440; purchased 08/17/10)(e)(f)	5.500	10/01/15		4,000	4,045,072
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18		5,000	5,475,000

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes	1.750%	01/15/18	14,900	$14,846,613
Gtd. Notes	2.400	03/15/17	14,850	15,046,154
Gtd. Notes	3.500	03/01/16	23,450	23,815,328
DISH DBS Corp., Gtd. Notes(b)	4.250	04/01/18	10,000	10,175,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974	04/15/19	23,725	23,555,627
Time Warner Cable, Inc.,
Gtd. Notes	5.850	05/01/17	11,068	11,819,163
Gtd. Notes(b)	6.750	07/01/18	9,162	10,215,199
Gtd. Notes	8.250	04/01/19	9,759	11,477,511
Gtd. Notes	8.750	02/14/19	10,135	12,036,853
Videotron Ltd. (Canada), Gtd. Notes	9.125	04/15/18	869	884,207

				181,685,329

Capital Goods 2.0%
CNH Capital LLC, Gtd. Notes	3.250	02/01/17	13,125	13,075,781
Crane Co., Sr. Unsec’d. Notes	2.750	12/15/18	9,500	9,687,758
Eaton Corp., Gtd. Notes	1.500	11/02/17	12,250	12,241,633
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(e)(f)	1.400	04/15/16	2,975	2,980,096
Gtd. Notes, 144A (original cost $20,804,581; purchased 06/30/14)(e)(f)	2.350	10/15/19	20,835	20,698,760
Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(b)(e)(f)	2.750	03/15/17	3,520	3,605,793
Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(e)(f)	2.800	11/01/18	2,050	2,091,051
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(e)(f)	5.900	11/15/15	1,000	1,018,277
Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10-11/05/13)(e)(f)	6.375	10/15/17	4,461	4,903,817
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625	01/15/18	5,398	5,450,916
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000	06/15/20	11,000	11,011,572
General Electric Co., Sr. Unsec’d. Notes	5.250	12/06/17	6,022	6,559,723

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	2.875%	01/15/19	3,715	$3,777,267
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(e)(f)	2.500	03/15/16	10,050	10,120,260
Sr. Unsec’d. Notes, 144A (original cost $6,583,156; purchased 06/12/14)(e)(f)	2.500	06/15/19	6,585	6,522,173
Pentair Finance SA,
Gtd. Notes	1.350	12/01/15	7,750	7,760,401
Gtd. Notes	1.875	09/15/17	4,100	4,115,375
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850	11/15/17	6,770	6,814,127
Tyco International Finance SA, Gtd. Notes	3.375	10/15/15	358	360,354
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125	04/01/19	15,400	17,168,089
United Technologies Corp., Jr. Sub. Notes	1.778(a)	05/04/18	5,055	5,070,544
Waste Management, Inc., Gtd. Notes	2.600	09/01/16	11,133	11,328,239
Xylem, Inc., Sr. Unsec’d. Notes	3.550	09/20/16	20,030	20,547,595

				186,909,601

Chemicals 2.5%
Ashland, Inc., Sr. Unsec’d. Notes(b)	3.875	04/15/18	15,000	15,412,500
Cabot Corp., Sr. Unsec’d. Notes	2.550	01/15/18	19,425	19,740,443
Chevron Phillips Chemical Co. LLC, Sr. Unsec’d. Notes, 144A(b)	2.450	05/01/20	16,040	15,937,504
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550	05/15/19	15,000	18,288,495
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.400	06/01/17	8,770	8,914,389
Sr. Unsec’d. Notes	2.700	01/15/20	29,600	29,503,948
Sr. Unsec’d. Notes	3.000	12/15/15	3,950	3,985,376
Ecolab, Inc.,
Sr. Unsec’d. Notes	1.450	12/08/17	15,600	15,462,034
Sr. Unsec’d. Notes	2.250	01/12/20	4,215	4,172,627
Sr. Unsec’d. Notes	3.000	12/08/16	21,965	22,478,476
Koppers, Inc., Gtd. Notes(b)	7.875	12/01/19	4,000	4,040,000
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000	04/15/19	38,395	41,591,960
Monsanto Co., Sr. Unsec’d. Notes	2.750	07/15/21	10,275	10,086,104
PPG Industries, Inc., Sr. Unsec’d. Notes	1.900	01/15/16	4,665	4,696,372
Rohm & Haas Co., Sr. Unsec’d. Notes	6.000	09/15/17	4,739	5,177,078
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350	12/15/17	13,325	13,280,441

				232,767,747

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer 1.0%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	30,076	$29,781,255
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.750	03/11/18	7,825	8,592,085
Mattel, Inc., Sr. Unsec’d. Notes(b)	2.500	11/01/16	4,000	4,063,224
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes	2.050	12/01/17	7,090	7,155,781
Sr. Unsec’d. Notes	2.875	12/01/19	19,755	19,966,240
Western Union Co. (The), Sr. Unsec’d. Notes	2.375	12/10/15	7,750	7,796,198
Whirlpool Corp., Sr. Unsec’d. Notes	2.400	03/01/19	12,725	12,842,032

				90,196,815

Electric 3.0%
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650	12/15/17	19,295	19,317,402
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950	02/01/17	12,400	13,313,421
CMS Energy Corp., Sr. Unsec’d. Notes	6.550	07/17/17	5,000	5,512,920
Commonwealth Edison Co., First Mortgage	2.150	01/15/19	5,375	5,405,879
Dayton Power & Light Co. (The), First Mortgage	1.875	09/15/16	3,450	3,468,671
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.950	08/15/16	10,100	10,178,113
Duke Energy Corp.,
Sr. Unsec’d. Notes	1.625	08/15/17	7,455	7,482,777
Sr. Unsec’d. Notes	2.100	06/15/18	4,350	4,392,769
Sr. Unsec’d. Notes	2.150	11/15/16	10,080	10,234,920
Entergy Corp.,
Sr. Unsec’d. Notes	3.625	09/15/15	2,500	2,509,750
Sr. Unsec’d. Notes	4.700	01/15/17	7,460	7,763,607
Exelon Corp., Sr. Unsec’d. Notes	2.850	06/15/20	10,420	10,480,467
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950	01/15/20	26,996	27,089,406
FirstEnergy Corp., Sr. Unsec’d. Notes(b)	2.750	03/15/18	10,850	11,009,788
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000	09/15/17	7,040	7,673,227
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	2.125	11/15/15	17,800	17,865,824
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	1.586	06/01/17	4,770	4,780,360
Gtd. Notes	2.600	09/01/15	8,300	8,323,431
Ohio Power Co., Sr. Unsec’d. Notes	6.000	06/01/16	10,366	10,839,654
Pepco Holdings, Inc., Sr. Unsec’d. Notes	2.700	10/01/15	5,100	5,120,125
PG&E Corp., Sr. Unsec’d. Notes	2.400	03/01/19	18,060	18,083,442

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
PSEG Power LLC,
Gtd. Notes	2.450%	11/15/18	2,325	$2,332,573
Gtd. Notes	2.750	09/15/16	16,085	16,407,665
Southern Co. (The),
Sr. Unsec’d. Notes	1.950	09/01/16	20,455	20,687,103
Sr. Unsec’d. Notes	2.450	09/01/18	7,050	7,197,183
Southwestern Electric Power Co., Sr. Unsec’d. Notes	4.900	07/01/15	6,811	6,811,000
TECO Finance, Inc.,
Gtd. Notes	4.000	03/15/16	4,000	4,085,164
Gtd. Notes	6.572	11/01/17	2,000	2,224,780

				270,591,421

Energy—Integrated 0.6%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes(b)	1.375	11/06/17	12,850	12,841,198
Gtd. Notes(b)	1.375	05/10/18	25,300	25,162,494
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250	12/15/19	3,291	3,843,651
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100	06/01/18	12,218	13,625,098

				55,472,441

Energy—Other 2.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375	09/15/17	48,705	53,449,062
California Resources Corp., Gtd. Notes(b)	5.000	01/15/20	4,800	4,224,000
Cameron International Corp., Sr. Unsec’d. Notes	6.375	07/15/18	4,742	5,275,276
Devon Energy Corp., Sr. Unsec’d. Notes	2.250	12/15/18	11,900	11,932,261
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.500	03/01/16	4,300	4,372,605
Nabors Industries, Inc.,
Gtd. Notes	2.350	09/15/16	2,485	2,492,259
Gtd. Notes	6.150	02/15/18	15,755	17,012,879
National Oilwell Varco, Inc., Sr. Unsec’d. Notes(b)	1.350	12/01/17	5,360	5,302,225
Noble Holding International Ltd. (Switzerland), Gtd. Notes	2.500	03/15/17	3,095	3,091,137
Phillips 66, Gtd. Notes(b)	2.950	05/01/17	6,430	6,609,236
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	6.650	03/15/17	5,250	5,677,492
Sr. Unsec’d. Notes(b)	6.875	05/01/18	19,140	21,490,813

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Schlumberger Norge AS, Gtd. Notes, 144A(b)	1.250%	08/01/17	7,430	$7,417,153
Southwestern Energy Co.,
Sr. Unsec’d. Notes	3.300	01/23/18	5,880	6,029,628
Sr. Unsec’d. Notes	4.050	01/23/20	8,190	8,416,806
Transocean, Inc.,
Gtd. Notes	3.000	10/15/17	9,600	9,312,000
Gtd. Notes	5.550	12/15/16	3,375	3,493,024
Weatherford International Ltd.,
Gtd. Notes	5.500	02/15/16	4,850	4,953,780
Gtd. Notes	6.000	03/15/18	14,700	15,648,606
Gtd. Notes	6.350	06/15/17	10,350	11,084,198

				207,284,440

Foods 3.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375	01/15/20	10,000	11,279,090
Beam, Inc., Sr. Unsec’d. Notes	1.875	05/15/17	8,465	8,540,051
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	2.125	09/15/15	10,000	10,029,060
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375	11/26/18	25,500	25,859,550
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes	1.900	01/25/18	13,195	12,998,408
Sr. Unsec’d. Notes	2.100	03/15/18	9,718	9,623,288
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900	01/15/16	14,744	14,907,747
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400	10/01/17	16,325	16,326,796
JM Smucker Co., (The),
Gtd. Notes, 144A	1.750	03/15/18	5,965	5,960,902
Gtd. Notes, 144A	2.500	03/15/20	3,100	3,082,026
Kellogg Co., Sr. Unsec’d. Notes	1.750	05/17/17	4,925	4,950,290
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes(b)	2.250	06/05/17	10,720	10,866,242
Sr. Unsec’d. Notes(b)	6.125	08/23/18	11,431	12,782,270
Kraft Heinz Foods Co., Gtd. Notes, 144A	2.800	07/02/20	38,045	38,074,599
Kroger Co. (The),
Gtd. Notes	6.400	08/15/17	9,800	10,789,741
Sr. Unsec’d. Notes	2.300	01/15/19	4,125	4,140,444
Molson Coors Brewing Co., Gtd. Notes	2.000	05/01/17	10,975	11,090,051

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450%	01/15/17	30,990	$31,474,653
Sysco Corp., Gtd. Notes	1.450	10/02/17	8,800	8,888,000
Tyson Foods, Inc.,
Gtd. Notes(b)	2.650	08/15/19	13,580	13,669,614
Gtd. Notes	6.600	04/01/16	21,250	22,062,175
Wm. Wrigley Jr. Co.,
Sr. Unsec’d. Notes, 144A	2.000	10/20/17	7,390	7,454,559
Sr. Unsec’d. Notes, 144A	2.400	10/21/18	23,740	24,077,251
Sr. Unsec’d. Notes, 144A	2.900	10/21/19	2,550	2,596,471
Woolworths Ltd. (Australia), Gtd. Notes, 144A	2.550	09/22/15	1,766	1,772,960
Yum! Brands, Inc.,
Sr. Unsec’d. Notes	4.250	09/15/15	10,345	10,401,980
Sr. Unsec’d. Notes	6.250	04/15/16	5,300	5,505,481

				339,203,699

Healthcare & Pharmaceutical 9.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	1.750	11/06/17	39,375	39,478,202
Sr. Unsec’d. Notes	2.000	11/06/18	15,000	15,006,615
Sr. Unsec’d. Notes	2.500	05/14/20	46,995	46,512,878
Actavis Funding SCS,
Gtd. Notes	2.450	06/15/19	6,530	6,503,958
Gtd. Notes(b)	3.000	03/12/20	53,525	53,646,395
Actavis, Inc., Sr. Unsec’d. Notes	1.875	10/01/17	18,710	18,732,377
Allergan, Inc., Sr. Unsec’d. Notes	5.750	04/01/16	15,900	16,474,658
Amgen, Inc.,
Sr. Unsec’d. Notes	2.125	05/15/17	26,975	27,400,315
Sr. Unsec’d. Notes(b)	2.125	05/01/20	23,895	23,397,817
Sr. Unsec’d. Notes(b)	2.200	05/22/19	24,700	24,629,728
Sr. Unsec’d. Notes	2.300	06/15/16	23,775	24,038,427
Sr. Unsec’d. Notes	6.150	06/01/18	6,000	6,741,012
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	2.875	06/23/20	35,210	35,158,629
Baxter International, Inc.,
Sr. Unsec’d. Notes	1.850	01/15/17	6,765	6,810,285
Sr. Unsec’d. Notes	1.850	06/15/18	6,190	6,169,561
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375	10/08/19	15,975	16,031,663

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Becton Dickinson & Co.,
Sr. Unsec’d. Notes	1.450%	05/15/17	4,500	$4,496,706
Sr. Unsec’d. Notes	2.675	12/15/19	17,730	17,743,404
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850	05/15/20	6,575	6,528,613
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	1.700	03/15/18	9,455	9,416,376
Sr. Unsec’d. Notes	1.900	06/15/17	8,050	8,119,125
Catholic Health Initiatives,
Sec’d. Notes	1.600	11/01/17	2,100	2,096,900
Unsec’d. Notes	2.600	08/01/18	5,270	5,358,768
Celgene Corp.,
Sr. Unsec’d. Notes	1.900	08/15/17	5,555	5,612,578
Sr. Unsec’d. Notes	2.300	08/15/18	17,100	17,357,971
Sr. Unsec’d. Notes	2.450	10/15/15	6,840	6,869,467
CR Bard, Inc., Sr. Unsec’d. Notes	1.375	01/15/18	11,225	11,147,323
Dignity Health, Unsec’d. Notes(b)	2.637	11/01/19	8,900	8,988,982
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	10,525	10,769,590
Express Scripts Holding Co.,
Gtd. Notes	2.250	06/15/19	25,000	24,797,575
Gtd. Notes	2.650	02/15/17	26,467	26,941,077
Gtd. Notes	3.125	05/15/16	7,300	7,419,924
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375	02/01/19	10,000	10,583,470
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.050	12/01/16	9,700	9,978,885
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.200	08/23/17	14,785	14,939,001
Sr. Unsec’d. Notes	2.500	11/01/18	8,100	8,167,935
Sr. Unsec’d. Notes	2.625	02/01/20	3,640	3,611,790
Sr. Unsec’d. Notes	4.625	11/15/20	3,730	4,035,338
Sr. Unsec’d. Notes	5.625	12/15/15	4,372	4,460,043
Life Technologies Corp., Sr. Unsec’d. Notes	3.500	01/15/16	14,150	14,326,210
McKesson Corp.,
Sr. Unsec’d. Notes	2.284	03/15/19	24,800	24,792,858
Sr. Unsec’d. Notes	3.250	03/01/16	2,310	2,344,851
Medco Health Solutions, Inc.,
Gtd. Notes	2.750	09/15/15	3,355	3,368,836
Gtd. Notes	7.125	03/15/18	2,810	3,198,617
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	2.500	03/15/20	68,610	68,724,579

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Mylan, Inc.,
Gtd. Notes	2.600%	06/24/18	7,855	$7,911,839
Sr. Unsec’d. Notes	2.550	03/28/19	3,195	3,167,219
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300	11/08/18	8,350	8,358,985
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(b)	2.500	03/30/20	30,000	29,765,010
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000	03/01/19	8,386	9,542,916
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.400	11/10/16	18,420	18,716,322
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/16	33,005	33,339,704
Sr. Unsec’d. Notes	2.400	02/01/19	4,985	4,979,596
Sr. Unsec’d. Notes	3.200	03/01/16	6,385	6,483,354
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.000	04/01/18	4,865	4,866,742
Sr. Unsec’d. Notes	2.700	04/01/20	15,435	15,358,643
Zoetis, Inc.,
Sr. Unsec’d. Notes	1.150	02/01/16	4,850	4,851,067
Sr. Unsec’d. Notes	1.875	02/01/18	10,650	10,620,489

				870,891,198

Healthcare Insurance 1.6%
Aetna, Inc.,
Sr. Unsec’d. Notes	1.500	11/15/17	3,000	3,007,386
Sr. Unsec’d. Notes	1.750	05/15/17	10,655	10,744,651
Sr. Unsec’d. Notes	2.200	03/15/19	10,125	10,138,325
Anthem, Inc.,
Sr. Unsec’d. Notes	1.875	01/15/18	41,195	41,123,280
Sr. Unsec’d. Notes(b)	2.250	08/15/19	21,715	21,452,205
Sr. Unsec’d. Notes	2.300	07/15/18	12,975	13,052,188
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950	03/15/17	19,180	20,660,427
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	9,010	9,068,691
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000	02/15/18	15,075	16,760,174

				146,007,327

Insurance 3.0%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500	08/01/16	5,090	5,403,951

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes	2.300%	07/16/19	29,190	$29,137,867
Sr. Unsec’d. Notes	5.050	10/01/15	5,000	5,050,510
Sr. Unsec’d. Notes, MTN	5.600	10/18/16	2,500	2,637,753
Sr. Unsec’d. Notes, MTN	5.850	01/16/18	15,000	16,537,305
Aon Corp. (United Kingdom),
Gtd. Notes	3.125	05/27/16	4,665	4,758,109
Gtd. Notes	3.500	09/30/15	7,315	7,358,319
Axis Specialty Finance PLC, Gtd. Notes	2.650	04/01/19	9,160	9,144,712
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	6.150	10/15/15	4,639	4,706,034
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.000	06/01/21	10,004	10,916,945
Sr. Unsec’d. Notes, 144A	6.700	08/15/16	3,135	3,320,373
Markel Corp., Sr. Unsec’d. Notes	7.125	09/30/19	14,001	16,383,830
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550	10/15/18	5,875	5,980,609
MetLife, Inc., Sr. Unsec’d. Notes	1.756	12/15/17	12,125	12,228,608
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A(b)	1.500	01/10/18	18,310	18,275,888
Sec’d. Notes, 144A(b)	2.300	04/10/19	50,000	50,311,050
New York Life Global Funding, Sec’d. Notes, 144A	2.100	01/02/19	20,570	20,668,962
Principal Financial Group, Inc., Gtd. Notes(b)	1.850	11/15/17	10,345	10,419,070
Principal Life Global Funding II, Sec’d. Notes, 144A	2.200	04/08/20	9,525	9,407,223
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $23,895,808; purchased 10/27/14)(e)(f)	2.950	11/01/19	23,585	23,749,812
Willis Group Holdings PLC, Gtd. Notes	4.125	03/15/16	4,065	4,147,812
XLIT Ltd. (Ireland), Gtd. Notes(b)	2.300	12/15/18	8,750	8,808,940

				279,353,682

Lodging 1.9%
Carnival Corp., Gtd. Notes(b)	1.875	12/15/17	30,705	30,833,193
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19	25,350	25,993,282
Sr. Unsec’d. Notes	3.375	10/15/20	4,195	4,314,990

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Sr. Unsec’d. Notes(b)	5.810%	11/10/15	22,840	$23,223,643
Sr. Unsec’d. Notes	6.375	06/15/17	9,400	10,236,938
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes	6.750	05/15/18	3,000	3,356,463
Sr. Unsec’d. Notes	7.150	12/01/19	10,218	11,885,843
Sr. Unsec’d. Notes	7.375	11/15/15	16,528	16,897,516
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes	2.500	03/01/18	7,610	7,629,581
Sr. Unsec’d. Notes	2.950	03/01/17	29,568	30,014,359
Sr. Unsec’d. Notes	6.000	12/01/16	6,895	7,275,239

				171,661,047

Media & Entertainment 1.3%
21st Century Fox America, Inc.,
Gtd. Notes	5.650	08/15/20	7,180	8,200,120
Gtd. Notes	8.000	10/17/16	30,452	33,051,687
CBS Corp., Gtd. Notes	1.950	07/01/17	7,702	7,772,365
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300	02/23/17	8,700	8,679,746
Time Warner, Inc.,
Gtd. Notes	2.100	06/01/19	24,000	23,842,320
Gtd. Notes	3.150	07/15/15	5,000	5,005,200
Viacom, Inc.,
Sr. Unsec’d. Notes	2.500	12/15/16	9,025	9,162,956
Sr. Unsec’d. Notes	2.500	09/01/18	6,290	6,355,536
Sr. Unsec’d. Notes	4.250	09/15/15	4,195	4,225,930
Sr. Unsec’d. Notes	6.250	04/30/16	9,660	10,084,229

				116,380,089

Metals 0.8%
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	4.500	03/01/16	6,330	6,424,950
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes	2.375	03/15/18	595	590,445
Sr. Unsec’d. Notes	2.150	03/01/17	11,150	11,166,156
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	3.125	04/29/19	19,080	19,242,180
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes	2.250	09/20/16	2,108	2,139,049

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Gtd. Notes	2.500%	05/20/16	4,235	$4,308,914
Gtd. Notes	3.500	11/02/20	3,815	3,974,570
Teck Resources Ltd. (Canada), Gtd. Notes	2.500	02/01/18	12,120	11,854,814
Xstrata Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A	2.050	10/23/15	7,825	7,845,040
Gtd. Notes, 144A	2.700	10/25/17	7,880	7,961,708
Gtd. Notes, 144A	3.600	01/15/17	1,186	1,217,339

				76,725,165

Non-Captive Finance 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes, 144A	2.750	05/15/17	4,850	4,819,688
Gtd. Notes, 144A	3.750	05/15/19	7,310	7,227,762
Air Lease Corp.,
Sr. Unsec’d. Notes	4.500	01/15/16	4,200	4,260,375
Sr. Unsec’d. Notes	5.625	04/01/17	2,665	2,824,900
CIT Group, Inc., Sr. Unsec’d. Notes(b)	3.875	02/19/19	20,000	19,850,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes(b)	1.625	04/02/18	10,000	10,029,080
Sr. Unsec’d. Notes, GMTN	2.300	01/14/19	10,325	10,468,063
Sr. Unsec’d. Notes, MTN(b)	2.300	04/27/17	5,350	5,454,464
Sr. Unsec’d. Notes, MTN	5.625	05/01/18	37,626	41,645,322
Sr. Unsec’d. Notes, MTN	6.000	08/07/19	10,000	11,430,890
International Lease Finance Corp.,
Sr. Unsec’d. Notes	3.875	04/15/18	16,644	16,727,220
Sr. Unsec’d. Notes	5.750	05/15/16	3,750	3,843,750
Sr. Unsec’d. Notes	8.750	03/15/17	10,644	11,645,707
NYSE Euronext, Gtd. Notes	2.000	10/05/17	19,880	20,118,918
SLM Corp.,
Sr. Unsec’d. Notes, MTN(b)	3.875	09/10/15	6,950	6,958,688
Sr. Unsec’d. Notes, MTN	6.000	01/25/17	9,565	9,947,600
Sr. Unsec’d. Notes, MTN	6.250	01/25/16	3,490	3,559,800

				190,812,227

Paper 0.9%
Domtar Corp., Gtd. Notes	7.125	08/15/15	8,085	8,130,955

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Paper (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes(b)	5.250%	04/01/16	4,500	$4,632,291
Sr. Unsec’d. Notes	7.950	06/15/18	34,026	39,728,928
Sr. Unsec’d. Notes	9.375	05/15/19	8,295	10,264,731
Rock-Tenn Co., Gtd. Notes	4.450	03/01/19	12,675	13,454,639
Weyerhaeuser Co., Sr. Unsec’d. Notes(b)	7.375	10/01/19	7,607	9,004,603

				85,216,147

Pipelines & Other 2.0%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650	11/15/18	5,610	5,589,518
Columbia Pipeline Group, Inc., Gtd. Notes, 144A	2.450	06/01/18	8,745	8,812,529
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350	03/15/20	10,000	10,279,850
DCP Midstream Operating LP,
Gtd. Notes(b)	2.500	12/01/17	8,990	8,701,457
Gtd. Notes	2.700	04/01/19	4,560	4,295,935
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500	04/01/20	5,000	5,693,530
Enable Midstream Partners LP, Gtd. Notes, 144A	2.400	05/15/19	6,545	6,324,486
Enterprise Products Operating LLC,
Gtd. Notes	1.250	08/13/15	5,575	5,577,626
Gtd. Notes(b)	1.650	05/07/18	8,305	8,296,712
Gtd. Notes	2.550	10/15/19	14,680	14,675,787
Gtd. Notes	3.200	02/01/16	2,190	2,216,687
Gtd. Notes	6.650	04/15/18	3,400	3,836,414
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes	2.650	02/01/19	8,300	8,230,878
Sr. Unsec’d. Notes	3.500	03/01/16	10,061	10,205,959
Sr. Unsec’d. Notes	6.000	02/01/17	4,900	5,218,343
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650	10/15/16	3,990	4,213,875
ONEOK Partners LP,
Gtd. Notes	2.000	10/01/17	13,030	13,057,389
Gtd. Notes	3.200	09/15/18	9,185	9,389,614
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646	02/15/20	3,535	3,477,475
Sempra Energy, Sr. Unsec’d. Notes	2.300	04/01/17	12,390	12,572,257
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950	09/25/18	14,115	14,435,735
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600	08/15/18	7,142	7,200,921
Williams Partners LP, Sr. Unsec’d. Notes	5.250	03/15/20	12,042	13,088,907

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250%	02/01/17	1,000	$1,083,544

				186,475,428

Railroads 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.875	02/15/16	2,000	2,075,400
CSX Corp.,
Sr. Unsec’d. Notes	6.250	03/15/18	11,608	13,009,155
Sr. Unsec’d. Notes	7.375	02/01/19	15,175	17,789,820
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700	05/15/17	6,810	7,569,894

				40,444,269

Real Estate Investment Trusts 1.6%
ERP Operating LP, Sr. Unsec’d. Notes	2.375	07/01/19	11,370	11,417,970
Government Properties Income Trust, Sr. Unsec’d. Notes(b)	3.750	08/15/19	5,100	5,246,044
Kilroy Realty LP, Gtd. Notes	5.000	11/03/15	2,675	2,705,848
Kimco Realty Corp., Sr. Unsec’d. Notes	5.700	05/01/17	3,235	3,475,176
Liberty Property LP, Sr. Unsec’d. Notes	4.750	10/01/20	6,000	6,465,336
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17	13,340	13,391,066
Realty Income Corp.,
Sr. Unsec’d. Notes	2.000	01/31/18	7,800	7,855,544
Sr. Unsec’d. Notes	5.500	11/15/15	6,500	6,601,478
Sr. Unsec’d. Notes	5.950	09/15/16	1,700	1,790,122
Sr. Unsec’d. Notes	6.750	08/15/19	3,860	4,467,726
Regency Centers LP, Gtd. Notes	6.000	06/15/20	1,865	2,124,063
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375	11/05/19	9,100	9,067,604
Select Income Reit, Sr. Unsec’d. Notes	2.850	02/01/18	6,870	6,962,738
Simon Property Group LP,
Sr. Unsec’d. Notes(b)	2.200	02/01/19	22,200	22,430,214
Sr. Unsec’d. Notes	2.800	01/30/17	1,685	1,724,668
Sr. Unsec’d. Notes	6.125	05/30/18	2,774	3,116,836
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000	02/15/18	8,035	8,084,206
Vornado Realty LP, Sr. Unsec’d. Notes	2.500	06/30/19	13,815	13,795,908

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
WEA Finance LLC/Westfield Uk & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%	09/15/17	16,900	$16,947,134

				147,669,681

Retailers 1.5%
Autozone, Inc., Sr. Unsec’d. Notes	2.500	04/15/21	6,310	6,182,563
CVS Health Corp.,
Sr. Unsec’d. Notes	2.250	12/05/18	34,250	34,672,851
Sr. Unsec’d. Notes	2.250	08/12/19	20,350	20,257,570
Dollar General Corp., Sr. Unsec’d. Notes	1.875	04/15/18	26,920	26,796,168
Macy’s Retail Holdings, Inc., Gtd. Notes(b)	5.900	12/01/16	8,844	9,422,813
VF Corp., Sr. Unsec’d. Notes	5.950	11/01/17	15,915	17,613,831
Walgreen Co., Sr. Unsec’d. Notes	1.800	09/15/17	8,760	8,794,742
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes(b)	1.750	11/17/17	5,755	5,777,611
Sr. Unsec’d. Notes	2.700	11/18/19	11,240	11,255,017

				140,773,166

Technology 3.0%
Apple, Inc., Sr. Unsec’d. Notes	2.850	05/06/21	33,785	34,281,572
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000	03/01/18	5,425	5,510,742
Brightstar Corp., Gtd. Notes, 144A (original cost $10,226,750; purchased 06/24/14)(e)(f)	9.500	12/01/16	9,500	9,761,250
CA, Inc., Sr. Unsec’d. Notes	2.875	08/15/18	7,865	8,022,756
Cisco Systems, Inc., Sr. Unsec’d. Notes(b)	2.125	03/01/19	9,715	9,782,558
EMC Corp., Sr. Unsec’d. Notes	1.875	06/01/18	32,460	32,522,907
Fidelity National Information Services, Inc.,
Gtd. Notes	1.450	06/05/17	2,090	2,085,285
Gtd. Notes	2.000	04/15/18	7,500	7,493,063
Fiserv, Inc.,
Gtd. Notes	3.125	10/01/15	1,670	1,678,883
Sr. Unsec’d. Notes	2.700	06/01/20	15,210	15,180,812
Hewlett-Packard Co.,
Sr. Unsec’d. Notes	2.600	09/15/17	14,150	14,405,874
Sr. Unsec’d. Notes	2.750	01/14/19	17,058	17,243,079
Sr. Unsec’d. Notes	3.300	12/09/16	8,126	8,341,136
Intuit, Inc., Sr. Unsec’d. Notes(b)	5.750	03/15/17	4,537	4,854,363

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
KLA-Tencor Corp.,
Sr. Unsec’d. Notes	2.375%	11/01/17	3,345	$3,367,990
Sr. Unsec’d. Notes	3.375	11/01/19	2,550	2,619,329
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	13,825	13,933,347
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750	06/01/18	4,825	4,861,188
Oracle Corp.,
Sr. Unsec’d. Notes(b)	2.375	01/15/19	57,340	58,192,359
Sr. Unsec’d. Notes	2.800	07/08/21	2,690	2,722,762
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	13,195	13,756,236
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350	08/01/19	3,455	3,446,100
Xerox Corp., Sr. Unsec’d. Notes	2.950	03/15/17	2,010	2,058,734

				276,122,325

Telecommunications 7.4%
America Movil SAB de CV (Mexico),
Gtd. Notes(b)	2.375	09/08/16	24,770	25,082,597
Gtd. Notes(b)	5.000	03/30/20	11,400	12,619,230
AT&T, Inc.,
Sr. Unsec’d. Notes(b)	1.600	02/15/17	34,100	34,232,479
Sr. Unsec’d. Notes	1.700	06/01/17	3,000	3,011,496
Sr. Unsec’d. Notes	2.400	08/15/16	16,925	17,157,837
Sr. Unsec’d. Notes(b)	2.450	06/30/20	82,815	81,180,977
Sr. Unsec’d. Notes	2.500	08/15/15	20,676	20,714,871
Sr. Unsec’d. Notes(b)	2.950	05/15/16	15,420	15,677,452
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	2.350	02/14/19	6,800	6,830,015
Sr. Unsec’d. Notes	5.950	01/15/18	33,835	37,360,099
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381	12/15/17	15,090	15,264,395
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	5.150	06/15/17	10,450	10,841,875
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	2.250	03/06/17	20,425	20,660,929
Gtd. Notes, 144A	3.125	04/11/16	8,800	8,949,670

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(e)(f)	7.082%	06/01/16	8,480	$8,818,589
Nippon Telegraph & Telephone Corp. (Japan), General Ref. Mortgage	1.400	07/18/17	8,720	8,730,508
Orange SA (France),
Sr. Unsec’d. Notes(b)	2.125	09/16/15	4,360	4,370,303
Sr. Unsec’d. Notes	2.750	09/14/16	10,225	10,410,052
Sr. Unsec’d. Notes	2.750	02/06/19	21,115	21,427,840
Sr. Unsec’d. Notes	5.375	07/08/19	4,828	5,361,731
Qwest Corp.,
Sr. Unsec’d. Notes	6.500	06/01/17	8,500	9,189,869
Sr. Unsec’d. Notes	8.375	05/01/16	8,679	9,162,837
Sprint Communications, Inc., Gtd. Notes, 144A	9.000	11/15/18	7,000	7,904,820
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192	04/27/18	28,700	29,481,788
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes(b)	5.500	11/15/19	8,700	9,750,090
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.100	11/01/17	13,100	12,948,512
Sr. Unsec’d. Notes	2.000	11/01/16	39,575	39,975,103
Sr. Unsec’d. Notes	2.625	02/21/20	76,469	76,297,098
Sr. Unsec’d. Notes	4.500	09/15/20	15,000	16,181,025
Sr. Unsec’d. Notes	6.350	04/01/19	30,000	34,282,290
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes(b)	1.250	09/26/17	24,270	23,998,783
Sr. Unsec’d. Notes(b)	1.500	02/19/18	12,000	11,797,476
Sr. Unsec’d. Notes	1.625	03/20/17	24,750	24,650,629

				674,323,265

Tobacco 2.2%
Altria Group, Inc., Gtd. Notes	9.250	08/06/19	9,353	11,740,569
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A(b)	2.750	06/15/20	40,160	40,387,828
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18	26,140	26,019,939
Philip Morris International, Inc., Sr. Unsec’d. Notes(b)	1.875	01/15/19	22,900	22,863,612
Reynolds American, Inc.,
Gtd. Notes	1.050	10/30/15	6,800	6,776,676
Gtd. Notes(b)	2.300	06/12/18	31,845	32,083,073

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Tobacco (cont’d.)
Gtd. Notes(b)	3.250%	06/12/20	9,115	$9,232,602
Gtd. Notes	6.750	06/15/17	10,400	11,364,579
RJ Reynolds Tobacco Co.,
Gtd. Notes(b)	2.300	08/21/17	11,600	11,640,739
Gtd. Notes	3.500	08/04/16	16,264	16,628,899
Gtd. Notes	6.875	05/01/20	9,285	10,805,502

				199,544,018

Transportation 0.1%
Ryder System, Inc., Unsec’d. Notes, MTN	2.650	03/02/20	7,480	7,467,927

TOTAL CORPORATE BONDS (cost $7,948,229,617)				7,993,815,371

FOREIGN AGENCIES 1.4%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750	05/09/18	8,450	8,415,972
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(b)	2.150	01/22/19	12,900	12,987,191
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.125	09/09/15	11,000	11,069,740
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300	11/12/15	6,000	6,034,464
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes	3.875	05/04/17	9,500	9,885,510
Sr. Unsec’d. Notes	4.375	08/10/15	5,800	5,822,539
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000	05/20/16	15,595	15,410,511
Petrobras International Finance Co.
(Brazil), Gtd. Notes	3.500	02/06/17	6,460	6,390,426
(Brazil), Gtd. Notes	3.875	01/27/16	4,100	4,117,507
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000	05/03/19	4,000	4,686,400
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750	04/10/17	46,030	46,056,237

TOTAL FOREIGN AGENCIES (cost $130,402,427)				130,876,497

U.S. TREASURY OBLIGATION
U.S. Treasury Notes (cost $15,000)	1.625	06/30/20	15	14,999

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
SOVEREIGN BOND 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN (cost $8,479,244)	5.950%	03/19/19	7,556	$8,474,054

			Shares
PREFERRED STOCK

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	3,426,720

TOTAL LONG-TERM INVESTMENTS (cost $9,074,541,425)				9,107,340,194

SHORT-TERM INVESTMENT 7.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $668,256,208; includes $454,476,389 of cash collateral for securities on loan)(Note 3)(g)(h)			668,256,208	668,256,208

TOTAL INVESTMENTS 106.5% (cost $9,742,797,633) (Note 5)				9,775,596,402
Liabilities in excess of other assets(j) (6.5)%				(598,036,215)

NET ASSETS 100.0%				$9,177,560,187

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GMTN—Global Medium Term Note

MTN—Medium Term Note

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $443,914,925; cash collateral of $454,476,389 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents issuer in default on interest payments and or principal payment; non-income producing security.
(d)	Security is post-maturity.
(e)	Indicates a security or securities that have been deemed illiquid.

See Notes to Financial Statements.

36

(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $100,049,335. The aggregate value, $98,314,950, is approximately 1.1% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Interest rate not available as of June 30, 2015.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
2,970	2 Year U.S. Treasury Notes	Sep. 2015	$649,363,925	$650,244,375	$880,450
71	5 Year U.S. Treasury Notes	Sep. 2015	8,469,617	8,467,304	(2,313)

					878,137

	Short Position:
1,509	10 Year U.S. Treasury Notes	Sep. 2015	191,699,952	190,393,359	1,306,593

					$2,184,730

(1)	Cash of $3,900,000 has been segregated with JPMorgan Chase to cover requirements for open futures contracts as of June 30, 2015.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Weatherford International Ltd.	03/20/18	1.000%	14,700	1.644%	$246,864	$1,098,734	$(851,870)	Morgan Stanley

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Credit default swap agreements outstanding at June 30, 2015 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.268%	$194,304	$(359,547)	$553,851	Credit Suisse First Boston Corp.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing

See Notes to Financial Statements.

38

fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$120,347,960	$240,489,200
Commercial Mortgage-Backed Securities	—	609,895,393	—
Corporate Bonds	—	7,989,065,857	4,749,514
Foreign Agencies	—	130,876,497	—
U.S. Treasury Obligation	—	14,999	—
Sovereign Bond	—	8,474,054	—
Preferred Stock	3,426,720	—	—
Affiliated Money Market Mutual Fund	668,256,208	—	—
Other Financial Instruments*
Futures Contracts	2,184,730	—	—
Credit Default Swap Agreements
Over-the-counter credit default swaps	—	441,168	—

Total	$673,867,658	$8,859,115,928	$245,238,714

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Corporate Bonds
Balance as of December 31, 2014	$—	$101,615,956
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(15,425)	(28,541)
Purchases	240,504,625	—
Sales	—	(2,187,293)
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(94,650,608)

Balance as of June 30, 2015	$240,489,200	$4,749,514

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $(43,966) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Collateralized Loan Obligations	$140,595,700	Market Approach	Single Broker Indicative Quote
Collateralized Loan Obligations	99,893,500	Stale Pricing	Unadjusted Last Trade Price
Corporate Bonds	4,749,514	Market Approach	Single Broker Indicative Quote

	$245,238,714

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$94,650,608	L3 to L2	Single Broker Quote to Evaluated Bid

See Notes to Financial Statements.

40

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Banking	24.2%
Healthcare & Pharmaceutical	9.5
Telecommunications	7.4
Affiliated Money Market Mutual Fund (including 5.0% of collateral for securities on loan)	7.3
Commercial Mortgage-Backed Securities	6.7
Automotive	4.0
Collateralized Loan Obligations	3.9
Foods	3.7
Insurance	3.0
Technology	3.0
Electric	3.0
Chemicals	2.5
Energy - Other	2.3
Tobacco	2.2
Non-Captive Finance	2.1
Capital Goods	2.0
Pipelines & Other	2.0
Cable	2.0
Lodging	1.9
Real Estate Investment Trusts	1.6%
Healthcare Insurance	1.6
Retailers	1.5
Foreign Agencies	1.4
Media & Entertainment	1.3
Airlines	1.0
Consumer	1.0
Paper	0.9
Metals	0.8
Energy - Integrated	0.6
Brokerage	0.6
Aerospace & Defense	0.5
Railroads	0.4
Building Materials & Construction	0.4
Sovereign Bond	0.1
Transportation	0.1

106.5
Liabilities in excess of other assets	(6.5)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$1,098,734	Premiums received for swap agreements	$359,547
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	553,851	Unrealized depreciation on over-the-counter swap agreements	851,870

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of June 30, 2015 (Unaudited) continued

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$2,187,043	*	Due from/to broker— variation margin futures	$2,313	*

Total		$3,839,628			$1,213,730

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$429,330	$429,330
Interest rate contracts	(6,221,458)	—	(6,221,458)

Total	$(6,221,458)	$429,330	$(5,792,128)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(1,335,334)	$(1,335,334)
Interest rate contracts	3,380,972	—	3,380,972

Total	$3,380,972	$(1,335,334)	$2,045,638

For the six months ended June 30, 2015, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Position(1)	Futures Contracts— Short Position(1)
$812,707,177	$363,479,283

Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)
$9,800	$21,667

See Notes to Financial Statements.

42

(1)	Value at Trade Date.
(2)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$553,851	$(359,547)	$—	$194,304
Morgan Stanley	1,098,734	(851,870)	(240,000)	6,864

	$1,652,585

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$(359,547)	$359,547	$—	$ —
Morgan Stanley	(851,870)	851,870	—	—

	$(1,211,417)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Statement of Assets & Liabilities

as of June 30, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $443,914,925:
Unaffiliated investments (cost $9,074,541,425)	$9,107,340,194
Affiliated investments (cost $668,256,208)	668,256,208
Deposit with broker	3,900,000
Dividends and interest receivable	75,291,490
Receivable for investments sold	74,405,021
Receivable for Fund shares sold	23,749,938
Premium paid for swap agreements	1,098,734
Unrealized appreciation on over-the-counter swap agreements	553,851
Tax reclaim receivable	193,975
Prepaid expenses	208,571

Total assets	9,954,997,982

Liabilities
Payable to broker for collateral for securities on loan	454,476,389
Payable for investments purchased	266,046,440
Payable for Fund shares reacquired	37,645,548
Dividends payable	5,546,152
Payable to custodian	5,290,152
Management fee payable	3,022,613
Accrued expenses and other liabilities	2,268,200
Distribution fee payable	1,834,157
Unrealized depreciation on over-the-counter swap agreements	851,870
Premium received for swap agreements	359,547
Affiliated transfer agent fee payable	80,613
Due to broker—variation margin futures	13,161
Deferred directors’ fees	2,953

Total liabilities	777,437,795

Net Assets	$9,177,560,187

Net assets were comprised of:
Common stock, at par	$8,220,065
Paid-in capital in excess of par	9,377,054,047

9,385,274,112
Distributions in excess of net investment income	(37,672,852)
Accumulated net realized loss on investment transactions	(204,728,129)
Net unrealized appreciation on investments	34,687,056

Net Assets, June 30, 2015	$9,177,560,187

See Notes to Financial Statements.

44

Class A
Net asset value and redemption price per share ($1,969,261,410 ÷ 176,632,697 shares of common stock issued and outstanding)	$11.15
Maximum sales charge (3.25% of offering price)	0.37

Maximum offering price to public	$11.52

Class B
Net asset value, offering price and redemption price per share
($33,567,320 ÷ 3,010,856 shares of common stock issued and outstanding)	$11.15

Class C
Net asset value, offering price and redemption price per share
($1,617,403,705 ÷ 145,069,716 shares of common stock issued and outstanding)	$11.15

Class Q
Net asset value, offering price and redemption price per share
($87,880,298 ÷ 7,856,546 shares of common stock issued and outstanding)	$11.19

Class R
Net asset value, offering price and redemption price per share
($148,319,994 ÷ 13,303,331 shares of common stock issued and outstanding)	$11.15

Class Z
Net asset value, offering price and redemption price per share
($5,321,127,460 ÷ 476,133,326 shares of common stock issued and outstanding)	$11.18

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$116,128,804
Affiliated income from securities lending, net	291,266
Unaffiliated dividend income	129,813
Affiliated dividend income	86,091

Total income	116,635,974

Expenses
Management fee	18,614,145
Distribution fee—Class A	2,767,491
Distribution fee—Class B	191,925
Distribution fee—Class C	8,380,652
Distribution fee—Class R	542,258
Transfer agent’s fees and expenses (including affiliated expenses of $236,000)	4,614,000
Custodian and accounting fees	470,000
Shareholders’ reports	218,000
Registration fees	117,000
Directors’ fees	110,000
Insurance expenses	63,000
Legal fees and expenses	37,000
Audit fee	17,000
Miscellaneous	26,178

Total expenses	36,168,649
Less: Distribution fee waiver—Class A	(176,267)
Distribution fee waiver—Class R	(180,750)

Net expenses	35,811,632

Net investment income	80,824,342

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	12,941,258
Futures transactions	(6,221,458)
Swap agreement transactions	429,330

7,149,130

Net change in unrealized appreciation (depreciation) on:
Investments	(6,172,791)
Futures	3,380,972
Swap agreements	(1,335,334)

(4,127,153)

Net gain on investment transactions	3,021,977

Net Increase In Net Assets Resulting From Operations	$83,846,319

See Notes to Financial Statements.

46

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$80,824,342	$169,196,159
Net realized gain on investment transactions	7,149,130	25,787,615
Net change in unrealized appreciation (depreciation) on investments	(4,127,153)	(62,599,865)

Net increase in net assets resulting from operations	83,846,319	132,383,909

Dividends from net investment income (Note 1)
Class A	(26,594,324)	(71,524,866)
Class B	(349,001)	(977,127)
Class C	(15,265,962)	(35,581,449)
Class Q	(1,282,971)	(1,308,622)
Class R	(1,680,161)	(3,114,134)
Class Z	(74,619,389)	(140,238,911)

	(119,791,808)	(252,745,109)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,390,279,395	3,631,640,808
Net asset value of shares issued in reinvestment of dividends and distributions	85,326,832	176,531,205
Cost of shares reacquired	(1,763,746,544)	(3,507,641,113)

Net increase (decrease) in net assets from Fund share transactions	(288,140,317)	300,530,900

Total increase (decrease)	(324,085,806)	180,169,700

Net Assets:
Beginning of period	9,501,645,993	9,321,476,293

End of period(a)	$9,177,560,187	$9,501,645,993

(a) Includes undistributed net investment income of:	$—	$1,294,614

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	47

Notes to Financial Statements

(Unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

48

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Short-Term Corporate Bond Fund, Inc.	49

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

50

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically

Prudential Short-Term Corporate Bond Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to

52

enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign

Prudential Short-Term Corporate Bond Fund, Inc.	53

Notes to Financial Statements

(Unaudited) continued

exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending

54

agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaim amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Short-Term Corporate Bond Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of the 0.40% of the Fund’s average daily net assets up to $10 billion; and 0.39% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee was 0.40% for the six months ended June 30, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class Q, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2015, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

PIMS has advised the Fund that it received $791,311 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2015.

56

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2015, it received $27,892, $16,671 and $85,951 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s securities lending agent. For the six months ended June 30, 2015, PIM has been compensated $87,047 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2015, were $1,578,036,664 and $1,714,112,078, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2015 were as follows:

Tax Basis	$9,892,726,523

Appreciation	47,922,077
Depreciation	(165,052,468)

Net Unrealized Depreciation	$(117,130,391)

Prudential Short-Term Corporate Bond Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales and differences in the treatment of accreting market discount and premium amortization for book and tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward net capital losses realized on or after January 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$58,697,000

Pre-Enactment Losses:
Expiring 2015	$1,945,000
Expiring 2018	1,604,000

$3,549,000

The Fund elected to treat post-October capital losses of approximately $4,141,000 as having been incurred in the following fiscal year (December 31, 2015).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors

58

who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of common stock authorized at $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R, and Class Z common stock. Class A shares consists of 475 million authorized shares, Class B consists of 25 million authorized shares, Class C consists of 400 million authorized shares, Class Q and Class R shares each consist of 100 million authorized shares, and Class Z shares consist of 900 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2015:
Shares sold	20,549,536	$230,530,724
Shares issued in reinvestment of dividends and distributions	1,987,102	22,308,633
Shares reacquired	(41,166,336)	(462,318,625)

Net increase (decrease) in shares outstanding before conversion	(18,629,698)	(209,479,268)
Shares issued upon conversion from other share class(es)	1,045,137	11,709,046
Shares reacquired upon conversion into other share class(es)	(1,856,436)	(20,839,594)

Net increase (decrease) in shares outstanding	(19,440,997)	$(218,609,816)

Year ended December 31, 2014:
Shares sold	67,588,620	$765,486,012
Shares issued in reinvestment of dividends and distributions	5,428,086	61,460,804
Shares reacquired	(79,046,481)	(894,638,203)

Net increase (decrease) in shares outstanding before conversion	(6,029,775)	(67,691,387)
Shares issued upon conversion from other share class(es)	1,547,204	17,497,530
Shares reacquired upon conversion into other share class(es)	(45,764,019)	(517,039,230)

Net increase (decrease) in shares outstanding	(50,246,590)	$(567,233,087)

Prudential Short-Term Corporate Bond Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended June 30, 2015:
Shares sold	52,537	$589,090
Shares issued in reinvestment of dividends and distributions	28,698	322,205
Shares reacquired	(436,856)	(4,900,589)

Net increase (decrease) in shares outstanding before conversion	(355,621)	(3,989,294)
Shares reacquired upon conversion into other share class(es)	(368,590)	(4,116,798)

Net increase (decrease) in shares outstanding	(724,211)	$(8,106,092)

Year ended December 31, 2014:
Shares sold	410,534	$4,653,446
Shares issued in reinvestment of dividends and distributions	80,251	908,762
Shares reacquired	(1,129,252)	(12,785,438)

Net increase (decrease) in shares outstanding before conversion	(638,467)	(7,223,230)
Shares reacquired upon conversion into other share class(es)	(713,073)	(8,057,658)

Net increase (decrease) in shares outstanding	(1,351,540)	$(15,280,888)

Class C
Six months ended June 30, 2015:
Shares sold	9,294,756	$104,285,828
Shares issued in reinvestment of dividends and distributions	1,038,942	11,663,072
Shares reacquired	(19,838,037)	(222,556,953)

Net increase (decrease) in shares outstanding before conversion	(9,504,339)	(106,608,053)
Shares issued upon conversion from other share class(es)	2,850	32,121
Shares reacquired upon conversion into other share class(es)	(1,291,937)	(14,492,565)

Net increase (decrease) in shares outstanding	(10,793,426)	$(121,068,497)

Year ended December 31, 2014:
Shares sold	28,204,944	$319,367,353
Shares issued in reinvestment of dividends and distributions	2,371,101	26,840,895
Shares reacquired	(45,476,065)	(514,825,490)

Net increase (decrease) in shares outstanding before conversion	(14,900,020)	(168,617,242)
Shares reacquired upon conversion into other shares class(es)	(3,063,608)	(34,686,123)

Net increase (decrease) in shares outstanding	(17,963,628)	$(203,303,365)

60

Class Q	Shares	Amount
Six months ended June 30, 2015:
Shares sold	908,894	$10,230,549
Shares issued in reinvestment of dividends and distributions	113,498	1,278,326
Shares reacquired	(1,144,436)	(12,850,749)

Net increase (decrease) in shares outstanding	(122,044)	$(1,341,874)

Year ended December 31, 2014:
Shares sold	8,571,281	$97,078,467
Shares issued in reinvestment of dividends and distributions	110,604	1,252,701
Shares reacquired	(6,799,715)	(77,535,783)

Net increase (decrease) in shares outstanding before conversion	1,882,170	20,795,385
Shares reacquired upon conversion into other share class(es)	(951,082)	(10,842,331)

Net increase (decrease) in shares outstanding	931,088	$9,953,054

Class R
Six months ended June 30, 2015
Shares sold	1,600,970	$17,954,860
Shares issued in reinvestment of dividends and distributions	144,405	1,620,923
Shares reacquired	(1,171,544)	(13,139,608)

Net increase (decrease) in shares outstanding	573,831	$6,436,175

Year ended December 31, 2014:
Shares sold	4,579,799	$51,869,840
Shares issued in reinvestment of dividends and distributions	264,235	2,989,604
Shares reacquired	(1,924,062)	(21,764,182)

Net increase (decrease) in shares outstanding	2,919,972	$33,095,262

Class Z
Six months ended June 30, 2015:
Shares sold	91,280,744	$1,026,688,344
Shares issued in reinvestment of dividends and distributions	4,277,228	48,133,673
Shares reacquired	(93,176,211)	(1,047,980,020)

Net increase (decrease) in shares outstanding before conversion	2,381,761	26,841,997
Shares issued upon conversion from other share class(es)	3,107,214	34,954,250
Shares reacquired upon conversion into other share class(es)	(644,166)	(7,246,460)

Net increase (decrease) in shares outstanding	4,844,809	$54,549,787

Year ended December 31, 2014:
Shares sold	210,913,695	$2,393,185,690
Shares issued in reinvestment of dividends and distributions	7,326,688	83,078,439
Shares reacquired	(175,209,104)	(1,986,092,017)

Net increase (decrease) in shares outstanding before conversion	43,031,279	490,172,112
Shares issued upon conversion from other share class(es)	49,621,522	562,179,081
Shares reacquired upon conversion into other share class(es)	(797,795)	(9,051,269)

Net increase (decrease) in shares outstanding	91,855,006	$1,043,299,924

Prudential Short-Term Corporate Bond Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended June 30, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

62

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.19		$11.33	$11.56	$11.35	$11.47	$11.40
Income (loss) from investment operations:
Net investment income	.10		.20	.22	.26	.32	.35
Net realized and unrealized gain (loss) on investment transactions	-		(.04)	(.12)	.33	(.01)	.19
Total from investment operations	.10		.16	.10	.59	.31	.54
Less Dividends:
Dividends from net investment income	(.14)		(.30)	(.33)	(.38)	(.43)	(.47)
Capital Contributions(e):	-		-	-	-	-	-	(b)
Net asset value, end of period	$11.15		$11.19	$ 11.33	$11.56	$11.35	$11.47
Total Return(c):	.92%		1.42%	.89%	5.23%	2.77%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,969,262		$2,194,768	$2,791,686	$2,596,682	$1,765,432	$1,601,862
Average net assets (000)	$2,090,274		$2,686,658	$2,717,633	$2,125,935	$1,685,849	$1,459,695
Ratios to average net assets(d)(h):
Expenses after waivers and/or expense reimbursement	.77%	(f)	.78%	.76%	.78%	.77%	.77%
Expenses before waivers and/or expense reimbursement	.79%	(f)	.83%	.81%	.83%	.82%	.82%
Net investment income	1.73%	(f)	1.79%	1.91%	2.30%	2.77%	3.02%
Portfolio turnover rate	28%	(g)	54%	65%	78%	77%	82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

(h) Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	63

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011		2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.19		$11.33	$11.56	$11.35	$11.47		$11.40
Income (loss) from investment operations:
Net investment income	.05		.12	.13	.18	.23		.26
Net realized and unrealized gain (loss) on investment transactions	.01		(.04)	(.11)	.32	-	(b)	.19
Total from investment operations	.06		.08	.02	.50	.23		.45
Less Dividends:
Dividends from net investment income	(.10)		(.22)	(.25)	(.29)	(.35)		(.38)
Capital Contributions(e):	-		-	-	-	-		-	(b)
Net asset value, end of period	$11.15		$11.19	$11.33	$11.56	$11.35		$11.47
Total Return(c):	.54%		.66%	.14%	4.44%	2.01%		4.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,567		$41,808	$57,649	$59,209	$47,686		$38,478
Average net assets (000)	$38,703		$51,023	$59,969	$52,940	$43,517		$29,898
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.52%	(f)	1.53%	1.51%	1.53%	1.52%		1.52%
Expenses before waivers and/or expense reimbursement	1.52%	(f)	1.53%	1.51%	1.53%	1.52%		1.52%
Net investment income	.98%	(f)	1.04%	1.16%	1.56%	2.01%		2.26%
Portfolio turnover rate	28%	(g)	54%	65%	78%	77%		82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

64

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.19		$11.33	$11.56	$11.35	$11.48	$11.40
Income (loss) from investment operations:
Net investment income	.05		.12	.13	.18	.23	.27
Net realized and unrealized gain (loss) on investment transactions	.01		(.04)	(.11)	.32	(.01)	.20
Total from investment operations	.06		.08	.02	.50	.22	.47
Less Dividends:
Dividends from net investment income	(.10)		(.22)	(.25)	(.29)	(.35)	(.39)
Capital Contributions(e):	-		-	-	-	-	-	(b)
Net asset value, end of period	$11.15		$11.19	$11.33	$11.56	$11.35	$11.48
Total Return(c):	.54%		.67%	.14%	4.45%	1.92%	4.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,617,404		$1,744,748	$1,970,167	$2,135,745	$1,559,205	$1,345,828
Average net assets (000)	$1,690,089		$1,861,288	$2,123,254	$1,842,751	$1,401,509	$1,133,925
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.52%	(f)	1.53%	1.51%	1.53%	1.52%	1.45%
Expenses before waivers and/or expense reimbursement	1.52%	(f)	1.53%	1.51%	1.53%	1.52%	1.45%
Net investment income	.98%	(f)	1.04%	1.16%	1.55%	2.01%	2.33%
Portfolio turnover rate	28%	(g)	54%	65%	78%	77%	82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	65

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended June 30,		Year Ended December 31,		March 2, 2012(a) through December 31,
	2015		2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.23		$11.36	$11.59	$11.55
Income (loss) from investment operations:
Net investment income	.12		.24	.26	.23
Net realized and unrealized gain (loss) on investment transactions	-		(.02)	(.12)	.15
Total from investment operations	.12		.22	.14	.38
Less Dividends:
Dividends from net investment income	(.16)		(.35)	(.37)	(.34)
Capital Contributions(e):	-		-	-	-
Net asset value, end of period	$11.19		$11.23	$11.36	$11.59
Total Return(c):	1.10%		1.94%	1.24%	3.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87,880		$89,604	$80,059	$57,217
Average net assets (000)	$88,501		$43,439	$68,760	$54,722
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.42%	(e)	.43%	.42%	.43%	(e)
Expenses before waivers and/or expense reimbursement	.42%	(e)	.43%	.42%	.43%	(e)
Net investment income	2.08%	(e)	2.14%	2.25%	2.43%	(e)
Portfolio turnover rate	28%	(f)	54%	65%	78%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

66

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.19		$11.33	$11.56	$11.35	$11.47	$11.40
Income (loss) from investment operations:
Net investment income	.08		.17	.19	.23	.29	.32
Net realized and unrealized gain (loss) on investment transactions	.01		(.04)	(.12)	.33	(.01)	.19
Total from investment operations	.09		.13	.07	.56	.28	.51
Less Dividends:
Dividends from net investment income	(.13)		(.27)	(.30)	(.35)	(.40)	(.44)
Capital Contributions(e):	-		-	-	-	-	-	(b)
Net asset value, end of period	$11.15		$11.19	$11.33	$11.56	$11.35	$11.47
Total Return(c):	.80%		1.17%	.65%	4.96%	2.51%	4.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$148,320		$142,496	$111,181	$46,706	$22,451	$16,009
Average net assets (000)	$145,804		$129,408	$78,272	$29,321	$20,172	$11,902
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.02%	(f)	1.03%	1.01%	1.03%	1.02%	1.02%
Expenses before waivers and/or expense reimbursement	1.27%	(f)	1.28%	1.26%	1.28%	1.27%	1.27%
Net investment income	1.49%	(f)	1.54%	1.67%	2.04%	2.50%	2.76%
Portfolio turnover rate	28%	(g)	54%	65%	78%	77%	82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	67

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.22		$11.36	$11.59	$11.37	$11.50	$11.42
Income (loss) from investment operations:
Net investment income	.11		.23	.25	.29	.34	.38
Net realized and unrealized gain (loss) on investment transactions	.01		(.04)	(.12)	.34	(.01)	.20
Total from investment operations	.12		.19	.13	.63	.33	.58
Less Dividends:
Dividends from net investment income	(.16)		(.33)	(.36)	(.41)	(.46)	(.50)
Capital Contributions(e):	-		-	-	-	-	-	(b)
Net asset value, end of period	$11.18		$11.22	$11.36	$11.59	$11.37	$11.50
Total Return(c):	1.05%		1.68%	1.15%	5.58%	2.95%	5.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,321,127		$5,288,222	$4,310,734	$4,555,662	$2,660,697	$1,205,119
Average net assets (000)	$5,331,134		$4,823,460	$4,440,951	$3,647,207	$1,692,922	$979,716
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.52%	(f)	.53%	.51%	.53%	.52%	.52%
Expenses before waivers and/or expense reimbursement	.52%	(f)	.53%	.51%	.53%	.52%	.52%
Net investment income	1.98%	(f)	2.04%	2.16%	2.55%	2.97%	3.26%
Portfolio turnover rate	28%	(g)	54%	65%	78%	77%	82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

68

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”) consists of eleven individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to

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conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board considered that the Fund’s performance relative to its Peer Universe had improved during the first quarter of 2015, with the Fund ranked in the second quartile.
•	The Board also considered that the Fund’s returns had been positive for all but one calendar year since the Fund’s inception.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Short-Term Corporate Bond Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PSTQX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R607	74441R409	74441R508

MF140E2    0281161-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 17, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 17, 2015